10. Income Taxes (March 2019 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0	$ 0
Deferred tax assets, valuation allowance	23,800,000		23,484,898	22,764,939
Net deferred tax liability	2,900,000		2,918,518	$ 2,918,518
Unrecognized tax positions	$ 0		$ 0